Consolidated Balance Sheets (Current Period Unaudited) (Parentheticals) - $ / shares	Mar. 31, 2022	Jan. 25, 2022	Dec. 31, 2021
Preferred stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Preferred stock, shares authorized (in shares)	10,000,000		10,000,000
Preferred stock, shares issued (in shares)	0		0
Preferred stock, shares outstanding (in shares)	0		0
Common Class A [Member]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	200,000,000		200,000,000
Common stock, shares issued (in shares)	14,937,581
Common stock, shares outstanding (in shares)	14,937,581
Common Class B [Member]
Common stock, par value (in dollars per share)	$ 0.0001		$ 0.0001
Common stock, shares authorized (in shares)	50,000,000		20,000,000
Common stock, shares issued (in shares)	42,192,250
Common stock, shares outstanding (in shares)	42,192,250		3,399,724